Mineral Properties, Net - Changes in Company's Mineral Properties (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Mineral Properties [LineItems]
Balance	$ 0	$ 0	$ 1,093
Amortization of asset retirement cost asset		0	(61)
Write-down of mineral property		0	(1,032)
Balance		0	0
Inventory Write-down	$ 6,965	$ 18,617	$ 0